COMMITMENTS (Details Narrative) (USD $)	6 Months Ended	0 Months Ended				1 Months Ended
	Jun. 30, 2013	Jan. 12, 2013 Chief Executive Officer	Jan. 12, 2012 Chief Financial Officer	Jan. 12, 2012 President	Mar. 23, 2013 Consultant	May 29, 2013 Consultant
Annual salary		$ 150,000	$ 80,000	$ 150,000	$ 150,000
Reduced Salary						90,000
Annual rent	$ 39,360